ACQUISITIONS (Details 10) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2014	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Shenyang Ningshan Hospital
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 1,628
Acquisition-related costs	0
Net tangible assets:
Non-current assets	7
Total	7
Goodwill	1,124
Deferred tax liability	(166)
Total	1,621
Total consideration	1,628
Net revenue		144
Net loss		$ 124
iKang Shenyang Ningshan Hospital | Favorable lease contract
Net tangible assets:
Intangible assets acquired	$ 554
Estimated useful lives	2 years 9 months 18 days
iKang Shenyang Ningshan Hospital | Operating license
Net tangible assets:
Intangible assets acquired	$ 109
Estimated useful lives	5 years